Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Summary of actual capital amounts and ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2017 and 2016, for Trustco Bank:

(dollars in thousands)	As of December 31, 2017		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)(2)

Tier 1 leverage ratio	$444,931	9.152%	5.000%	4.000%
Common equity Tier 1 capital	444,931	17.460	6.500	5.750
Tier 1 risk-based capital	444,931	17.460	8.000	7.250
Total risk-based capital	476,942	18.720	10.000	9.250

(dollars in thousands)	As of December 31, 2016		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)

Tier 1 leverage ratio	$424,802	8.829%	5.000%	4.000%
Common equity Tier 1 capital	424,802	17.238	6.500	5.125
Tier 1 risk-based capital	424,802	17.238	8.000	6.625
Total risk-based capital	455,772	18.492	10.000	8.625

(1) Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2) The December 31, 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 1.25 percent

The following is a summary of actual capital amounts and ratios as of December 31, 2017 and 2016 for TrustCo on a consolidated basis.

(dollars in thousands)	As of December 31, 2017		Minimum for
	Amount	Ratio	Capital Adequacy plus Capital Conservation Buffer(1)(2)

Tier 1 leverage ratio	$459,561	9.449%	4.000%
Common equity Tier 1 capital	459,561	18.020	5.750
Tier 1 risk-based capital	459,561	18.020	7.250
Total risk-based capital	491,590	19.280	9.250

(dollars in thousands)	As of December 31, 2016		Minimum for
	Amount	Ratio	Capital Adequacy plus Capital Conservation Buffer(1)(2)

Tier 1 leverage ratio	$438,426	9.110%	4.000%
Common equity Tier 1 capital	438,426	17.782	5.125
Tier 1 risk-based capital	438,426	17.782	6.625
Total risk-based capital	469,411	19.038	8.625

(1) Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2) The December 31, 2017 and 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 1.25 percent, and 0.625 percent respectively.